Commitments Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of lease agreements
	June 30, 2026	December 31, 2025
Not later than one year	$803	$459
Later than one year and not later than five years	1,229	1,677
Later than five years	3,075	3,210
	$5,107	$5,346